Other liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Other liabilities

31. Other liabilities

Other liabilities as at December 31, 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Advance payments for government grants	403	403
Total	403	403

As at December 31, 2025 and 2024, advance payments for government grants are related to considerations received by the Parent for government grants obtained for research projects.